RETIREMENT PLANS (Details 4) (U.S. Pension and Postretirement Health Care Benefits, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, end of year	$ 1,648.6	$ 1,368.7
Level 3
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, end of year	182.8	168.6
HEDGE FUNDS
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, end of year	134.6	127.1
HEDGE FUNDS | Level 3
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, beginning of year	127.1	55.4
Assumed through Nalco merger		25.9
Unrealized gains	7.5	(0.9)
Purchases, sales and settlements, net		46.7
Fair value of plan assets, end of year	134.6	127.1
PRIVATE EQUITY
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, end of year	48.2	41.5
PRIVATE EQUITY | Level 3
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, beginning of year	41.5	10.6
Assumed through Nalco merger		21.0
Unrealized gains	1.0	2.7
Realized gains	3.3
Purchases, sales and settlements, net	2.4	7.2
Fair value of plan assets, end of year	$ 48.2	$ 41.5